Employee benefits (Details 6) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		$ 11,246	$ 9,880
Recognized in the Statement of Income		759	633
Current service cost		82	66
Net interest		677	567
Recognized in Equity - other comprehensive income		109
Remeasurement effects	[1]	109
Cash effects		(451)	(1,689)
Contributions paid		(431)	(350)
Payments related to Term of financial commitment (TFC)		(20)	(1,339)
Other changes		957	640
Others		1	(9)
Translation Adjustment		956	649
Balance at June 30, 2022		12,620	9,464
Petros Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		3,890	4,050
Recognized in the Statement of Income		242	233
Current service cost		5	5
Net interest		237	228
Recognized in Equity - other comprehensive income		109
Remeasurement effects	[1]	109
Cash effects		(198)	(1,156)
Contributions paid		(184)	(141)
Payments related to Term of financial commitment (TFC)		(14)	(1,015)
Other changes		334	274
Others
Translation Adjustment		334	274
Balance at June 30, 2022		4,377	3,401
Petros Non Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		1,380	1,169	[2]
Recognized in the Statement of Income		82	74	[2]
Current service cost		1	1	[2]
Net interest		81	73	[2]
Recognized in Equity - other comprehensive income
Remeasurement effects	[1]
Cash effects		(60)	(371)	[2]
Contributions paid		(54)	(47)	[2]
Payments related to Term of financial commitment (TFC)		(6)	(324)	[2]
Other changes		116	79	[2]
Others				[2]
Translation Adjustment		116	79	[2]
Balance at June 30, 2022		1,518	951	[2]
Pension Plans Petros Two [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		163	165
Recognized in the Statement of Income		15	17
Current service cost		5	7
Net interest		10	10
Recognized in Equity - other comprehensive income
Remeasurement effects	[1]
Cash effects		(3)
Contributions paid		(3)
Payments related to Term of financial commitment (TFC)
Other changes		14	10
Others			1
Translation Adjustment		14	9
Balance at June 30, 2022		189	192
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021		5,813	4,485
Recognized in the Statement of Income		420	309
Current service cost		71	53
Net interest		349	256
Recognized in Equity - other comprehensive income
Remeasurement effects	[1]
Cash effects		(190)	(162)
Contributions paid		(190)	(162)
Payments related to Term of financial commitment (TFC)
Other changes		493	287
Others		1	1
Translation Adjustment		492	286
Balance at June 30, 2022		$ 6,536	4,919
Other Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021			11
Recognized in the Statement of Income
Current service cost
Net interest
Cash effects
Contributions paid
Payments related to Term of financial commitment (TFC)
Other changes			(10)
Others			(11)
Translation Adjustment			1
Balance at June 30, 2022			$ 1

[1]	It relates to a complement of 2022.
[2]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.